BUSINESS ACQUISITION - Results of operations attributable (Details) - Acquisitions of after-sales service centers $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Revenues	$ 341
Net gain (loss)	$ 582